Estimated Fair Value of Financial Instruments	9 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments
23.	Estimated Fair Value of Financial Instruments
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2020

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥982,666	¥982,666	¥982,666	¥0	¥0
Restricted cash	152,618	152,618	152,618	0	0
Installment loans (net of allowance for probable loan losses)	3,695,342	3,653,042	0	207,950	3,445,092
Equity securities*1	375,174	375,174	58,400	232,873	83,901
Trading debt securities	7,431	7,431	0	7,431	0
Available-for-sale debt securities	1,631,185	1,631,185	21,490	1,521,342	88,353
Held-to-maturity debt securities	113,805	143,189	0	118,472	24,717
Other Assets:
Time deposits	5,918	5,918	0	5,918	0
Derivative assets*2	30,538	30,538	0	0	0
Reinsurance recoverables (Investment contracts)	8,625	8,298	0	0	8,298
Liabilities:
Short-term debt	¥336,832	¥336,832	¥0	¥336,832	¥0
Deposits	2,086,765	2,088,513	0	2,088,513	0
Policy liabilities and Policy account balances (Investment contracts)	213,885	214,048	0	0	214,048
Long-term debt	4,279,354	4,291,697	0	1,247,587	3,044,110
Other Liabilities:
Derivative liabilities*2	64,497	64,497	0	0	0

*1	The amount of ¥11,631 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”
December 31, 2020

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥998,058	¥998,058	¥998,058	¥0	¥0
Restricted cash	134,980	134,980	134,980	0	0
Installment loans (net of allowance for credit losses)	3,637,813	3,629,061	0	237,266	3,391,795
Equity securities*1	398,998	398,998	81,169	241,869	75,960
Trading debt securities	2,748	2,748	0	2,748	0
Available-for-sale debt securities	1,893,060	1,893,060	6,303	1,777,375	109,382
Held-to-maturity debt securities	113,403	140,979	0	117,318	23,661
Other Assets:
Time deposits	4,296	4,296	0	4,296	0
Derivative assets*2	20,839	20,839	0	0	0
Reinsurance recoverables (Investment contracts)	7,615	7,830	0	0	7,830
Liabilities:
Short-term debt	¥371,455	¥371,455	¥0	¥371,455	¥0
Deposits	2,181,301	2,182,692	0	2,182,692	0
Policy liabilities and Policy account balances (Investment contracts)	193,284	193,397	0	0	193,397
Long-term debt	4,336,490	4,366,298	0	1,225,889	3,140,409
Other Liabilities:
Derivative liabilities*2	64,787	64,787	0	0	0

*1	The amount of ¥12,480 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”
Input level of fair value measurement
If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 such as quoted market prices of similar assets and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.